Accrued Expenses and Other Payables (Narrative) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Predicted liability	$ 0	0	200